GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 438,334		$ 429,590
Impairment of goodwill	$ 0	$ 36,684